Notes Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes Receivables [Abstract]
Schedule of Notes Receivable Consisted	Notes receivable consisted of the following:
	As of December 31,
	2025	2024
	US$	US$
Notes receivable	1,041,185	522,331
Provision for notes receivable	-	-
Notes receivable, net	1,041,185	522,331